FIRST AMERICAN FUNDS, INC.


                                       MONEY
                                     MARKET
                                          FUNDS


                                                          1999 SEMIANNUAL REPORT

[LOGO] FIRST AMERICAN
          THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FAMILY OF FUNDS

------------------------
  HIGHER RISK/RETURN           INVESTMENTS FOR EVERY GOAL
  POTENTIAL
------------------------       FIRST AMERICAN FUNDS OFFER A FULL RANGE OF
                               INVESTMENT STRATEGIES TO HELP YOU CREATE A
  SECTOR FUNDS                 PERSONALIZED, DIVERSIFIED PORTFOLIO. SUPPORTED BY
                               EXTENSIVE RESEARCH AND A HIGHLY DEVELOPED
  INTERNATIONAL FUNDS          TEAM APPROACH TO INVESTMENT DECISION MAKING,
                               FIRST AMERICAN FUNDS CAN HELP BUILD A WINNING
  SMALL CAP FUNDS              STRATEGY FOR ANY INVESTOR.

  MID CAP FUNDS

  LARGE CAP FUNDS

  STRATEGY FUNDS

  BOND FUNDS

  TAX FREE BOND FUNDS

  MONEY MARKET FUNDS           TABLE OF
  Government Obligations       CONTENTS
  Prime Obligations            ------------------------------------------------
  Tax Free Obligations         MESSAGE TO SHAREHOLDERS                  1
  Treasury Obligations         ------------------------------------------------
                               STATEMENTS OF NET ASSETS                 3
------------------------       ------------------------------------------------
  LOWER RISK/RETURN            STATEMENTS OF OPERATIONS                32
  POTENTIAL                    ------------------------------------------------
------------------------       STATEMENTS OF CHANGES IN NET ASSETS     34
                               ------------------------------------------------
                               FINANCIAL HIGHLIGHTS                    36
                               ------------------------------------------------
                               NOTES TO FINANCIAL STATEMENTS           40
                               ------------------------------------------------
                               NOTICE TO SHAREHOLDERS                  51
                               ------------------------------------------------



An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

-------------------------------------------------------------------------------
      NOT FDIC INSURED        NO BANK GUARANTEE         MAY LOSE VALUE
-------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS  MAY 14, 1999


Dear Shareholders:

On behalf of the entire board of directors and management of First American Asset Management -- we are pleased to welcome all new fund shareholders and to thank our long-term shareholders for your continued support.
      The economic environment has changed dramatically since September 30 -- the date of our last shareholder update. At that time, worried investors drove the Dow Jones Industrial Average down 20 percent, fueled by fears of an economic crisis overseas. Some economists even predicted that problems in Asia could ultimately send the U.S. economy into a recession.
      Since then, the Dow has staged a non-stop rally, rising more than 2,000 points to surpass the 10,000 barrier. Many Asian nations have partially recovered from their financial crisies, while the U.S. economy continues to expand at an unprecedented rate. Thanks to low unemployment, low inflation, stable interest rates and strong consumer spending, it is business as usual for our robust economy.
      No one can predict with certainty such a spectacular turnaround. That's why we believe that successful long-term investing results from asset allocation among equity, bond and money market funds. In increasingly volatile markets, a well-balanced portfolio may cushion you against unfavorable developments affecting any particular investment style or asset class. In short, an asset-allocation plan can help smooth out market fluctuations to produce more consistent returns year after year.
      In your portfolio, First American money market funds continue to provide a high-quality short-term investment. Our fund managers invest only in money market securities rated in the highest short-term category by nationally recognized statistical rating organizations. Credit quality is monitored daily. As a result,

                          1        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

MESSAGE TO SHAREHOLDERS


all First American money market funds have been judged to contain securities of the best quality, rated "AAAm" by Standard and Poor's and "Aaa" by Moody's. In addition, our money market funds are consistently strong performers in their asset class.
      In closing, we are pleased to announce that the First American family of funds recently surpassed $30 billion in total assets -- a significant milestone that illustrates the broad appeal of our team approach to management and our commitment to disciplined investment processes.
      Again, thank you for your confidence in our fund family. We look forward to continuing to serve your investment needs.

Sincerely,


/s/ Virginia L. Stringer
VIRGINIA L. STRINGER
Chairman
First American Funds, Inc.

/s/ James S. Doak
JAMES S. DOAK
Senior Managing Director, Equities
First American Asset Management

/s/ Paul A. Dow
PAUL A. DOW
Senior Managing Director, Fixed Income
First American Asset Management


                          2        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)


GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 63.9%
Export-Import Bank
   5.020%, 04/15/99 (A) (B)                       $     18,198     $     18,199
FFCB
   4.820%, 02/01/00                                     50,000           49,973
FHLB
   4.770%, 04/01/99 (A)                                 50,000           49,997
   4.820%, 04/01/99 (A)                                 50,000           49,977
   4.840%, 04/01/99 (A)                                 50,000           49,992
   4.940%, 04/06/99 (A)                                 50,000           49,989
   5.955%, 07/08/99                                     10,000           10,006
   5.540%, 07/15/99                                     36,750           36,775
   4.930%, 01/19/00                                     20,000           19,997
   4.950%, 01/21/00                                     15,000           15,013
   4.800%, 01/26/00                                     25,000           24,990
   4.950%, 02/17/00                                     10,000           10,000
   5.000%, 02/24/00                                     20,000           19,996
   5.160%, 03/08/00                                     25,000           25,001
FHLMC
   4.900%, 04/09/99                                     25,000           24,973
   4.813%, 04/26/99                                     50,000           49,834
   5.490%, 04/30/99                                     10,000            9,998
FNMA
   4.752%, 04/01/99 (A)                                  5,000            5,000
   4.920%, 04/01/99                                     20,450           20,447
   4.511%, 04/06/99 (A)                                  3,000            2,998
   5.650%, 04/09/99                                      2,135            2,135
   4.751%, 04/15/99 (A)                                 50,000           49,973
   4.745%, 04/24/99 (A)                                 50,000           49,966
   4.740%, 05/03/99                                     32,900           32,761
   4.858%, 05/04/99                                     61,560           61,289
   4.838%, 07/01/99                                     50,000           49,396
   6.030%, 07/07/99                                     14,651           14,704
   5.540%, 07/16/99                                     10,000            9,999
   5.870%, 10/25/99                                      6,850            6,898
   4.990%, 02/22/00                                     10,000            9,999
   4.980%, 03/29/00                                      8,900            8,890
SLMA
   4.770%, 04/01/99 (A)                                 50,000           49,997
   4.780%, 04/01/99 (A)                                 50,000           50,000
   4.780%, 04/01/99 (A)                                 50,000           49,985
   4.992%, 04/06/99 (A)                                 50,000           49,999
   4.762%, 04/06/99 (A)                                 14,000           13,991


                          3        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)


GOVERNMENT OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. AID
   4.952%, 04/06/99 (A)                           $      2,000     $      2,000
U.S. Treasury Bill
   4.837%, 04/19/99 (D)                                100,000           99,759
                                                                   ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,154,896)                                                  1,154,896
                                                                   ------------
OTHER U.S. GOVERNMENT AGENCY-BACKED OBLIGATIONS -- 8.0%
Nebhelp (LOC: SLMA)
   4.794%, 04/02/99                                     25,075           25,072
USA Group Secondary Market Services (LOC: SLMA)
   4.817%, 04/08/99                                    100,000           99,907
   4.802%, 04/23/99                                     20,225           20,166
                                                                   ------------

TOTAL OTHER U.S. GOVERNMENT AGENCY-BACKED OBLIGATIONS
   (Cost $145,145)                                                      145,145
                                                                   ------------
REPURCHASE AGREEMENTS -- 30.9%
C S First Boston
   5.100%, dated 03/31/99, matures
   04/01/99, repurchase price $400,056,667
   (collateralized by U.S. Treasury Obligations:
   total market value: $415,129,242)                   400,000          400,000
Lehman Brothers
   4.875%, dated 03/31/99, matures
   04/01/99, repurchase price $157,761,361
   (collateralized by U.S. Treasury Notes:
   total market value $160,868,041)                    157,740          157,740
                                                                   ------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $557,740)                                                      557,740
                                                                   ------------

TOTAL INVESTMENTS -- 102.8%
   (Cost $1,857,781)                                                  1,857,781
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (2.8%) (C)                         (51,057)
                                                                   ------------


                          4        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

GOVERNMENT OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
   ($.01 par value--2 billion authorized)
   based on 454,762,159 outstanding shares                         $    454,731
Portfolio Capital--Class-D
   ($.01 par value--2 billion authorized)
   based on 337,076,560 outstanding shares                              337,076
Portfolio Capital--Class-Y
   ($.01 par value--2 billion authorized)
   based on 1,015,191,927 outstanding shares                          1,015,192
Distributions in excess of net investment income                             (4)
Accumulated net realized loss on investments                               (271)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $  1,806,724
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-A                                        $       1.00
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-D                                        $       1.00
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-Y                                        $       1.00
                                                                   ------------

(A)Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1999. The date shown is the next reset date.

(B)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C)Other assets and liabilities representing greater than five percent of the total net assets include the following amounts (000):
      Cash collateral received for securities on loan     $ 381,774
      Payable upon return of securities on loan           $(381,774)

(D)The rate shown is the effective yield at the time of purchase.

AID--Agency for International Development
FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
LOC--Letter of Credit
SLMA--Student Loan Mortgage Association

The accompanying notes are an integral part of the financial statements.


                          5        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

PRIME OBLIGATIONS FUND

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 56.4%

BROKERAGE -- 5.0%
Goldman Sachs
   4.921%, 04/09/99                               $     25,000     $     24,973
   4.896%, 05/19/99                                     50,000           49,677
   4.879%, 05/20/99                                     50,000           49,671
   4.890%, 05/28/99                                     50,000           49,617
Morgan Stanley Dean Witter
   4.885%, 05/07/99                                    100,000           99,514
   4.892%, 05/21/99                                    100,000           99,326
Salomon Smith Barney Holdings
   4.871%, 04/05/99                                     30,750           30,733
   4.891%, 04/09/99                                     50,000           49,946
   4.859%, 04/12/99                                     50,000           49,927
   4.943%, 04/16/99                                     25,000           24,950
                                                                   ------------
                                                                        528,334
                                                                   ------------
CAPTIVE FINANCE -- 3.4%
Ford Motor Credit
   4.895%, 04/05/99                                     50,000           49,973
   4.869%, 04/07/99                                     40,000           39,968
   4.870%, 04/07/99                                     35,000           34,972
   4.849%, 04/09/99                                     50,000           49,947
   4.892%, 04/15/99                                     50,000           49,906
   4.872%, 04/28/99                                     50,000           49,819
   4.859%, 05/07/99                                     50,000           49,759
Met Life Funding
   4.851%, 04/20/99                                     30,000           29,924
                                                                   ------------
                                                                        354,268
                                                                   ------------
COMMERCIAL FUNDING CORPORATIONS -- 23.0%
Asset Securitization
   5.081%, 04/16/99 (B)                                 15,000           14,969
   5.122%, 04/16/99 (B)                                 23,500           23,451
   5.168%, 04/16/99 (B)                                 50,000           49,894
   4.889%, 04/20/99 (B)                                 41,635           41,528
   4.880%, 06/24/99 (B)                                 75,000           74,157
Corporate Asset Funding
   4.871%, 04/06/99 (B)                                 50,000           49,966
   4.871%, 04/07/99 (B)                                 50,000           49,960
   4.847%, 04/08/99 (B)                                 50,000           49,953
   4.873%, 04/28/99 (B)                                 50,000           49,818
   4.885%, 05/05/99 (B)                                 50,000           49,772
   4.883%, 05/07/99 (B)                                 37,000           36,821
   4.886%, 05/11/99 (B)                                 35,000           34,811
   4.891%, 05/19/99 (B)                                 50,000           49,677
   4.886%, 06/02/99 (B)                                 27,450           27,221
   4.890%, 06/03/99 (B)                                 26,500           26,276


                          6        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
International Securitization
   (Guarantor: 10% First National Bank of Chicago)
   4.930%, 04/05/99 (B)                           $     25,011     $     24,997
   4.928%, 04/12/99 (B)                                 30,000           29,955
   4.867%, 04/19/99 (B)                                 45,305           45,196
   4.915%, 04/19/99 (B)                                 45,305           45,194
   4.904%, 04/22/99 (B)                                 50,000           49,858
   4.880%, 04/26/99 (B)                                 24,425           24,342
   4.906%, 04/30/99 (B)                                 25,135           25,036
   4.870%, 05/06/99 (B)                                 50,000           49,763
   4.887%, 05/17/99 (B)                                 15,250           15,156
   4.942%, 06/01/99 (B)                                 33,247           32,972
   5.088%, 06/15/99 (B)                                 12,215           12,089
   4.887%, 07/15/99 (B)                                 15,835           15,615
   4.961%, 09/09/99 (B)                                 10,955           10,718
Pooled Accounts Receivable Capital
   (Guarantor: 43% MBIA)
   4.900%, 04/12/99 (B)                                 25,107           25,070
   4.900%, 04/22/99 (B)                                 30,124           30,038
   4.889%, 04/23/99 (B)                                 29,718           29,630
   4.891%, 04/26/99 (B)                                 50,000           49,831
   4.894%, 04/29/99 (B)                                 50,000           49,812
   4.891%, 05/12/99 (B)                                 15,000           14,917
   4.877%, 06/01/99 (B)                                 37,606           37,300
   4.934%, 06/29/99 (B)                                 19,191           18,961
Quincy Capital (Guarantor: 10% AMBAC)
   4.879%, 04/05/99 (B)                                 50,000           49,973
   4.903%, 04/07/99 (B)                                 49,886           49,845
   4.877%, 04/08/99 (B)                                 49,655           49,608
   4.879%, 04/08/99 (B)                                 32,774           32,743
   4.886%, 04/13/99 (B)                                 50,000           49,919
   4.897%, 04/21/99 (B)                                 75,000           74,797
   4.898%, 04/21/99 (B)                                 48,211           48,081
   4.893%, 04/22/99 (B)                                 35,000           34,901
   4.890%, 05/17/99 (B)                                 26,407           26,244
Receivables Capital (Guarantor: 10% AMBAC)
   4.889%, 04/05/99 (B)                                 36,579           36,559
   4.879%, 04/06/99 (B)                                 85,292           85,235
   4.871%, 04/08/99 (B)                                 50,000           49,953
   4.877%, 04/08/99 (B)                                 50,000           49,953
   4.870%, 04/13/99 (B)                                100,000           99,838
   4.897%, 04/20/99 (B)                                 50,000           49,871
   4.850%, 05/05/99 (B)                                 25,067           24,952
Variable Funding Capital
   4.890%, 04/06/99 (B)                                 50,000           49,966
   4.891%, 04/06/99 (B)                                 50,000           49,966
   4.923%, 04/06/99 (B)                                 50,000           49,966
   4.902%, 04/07/99 (B)                                 50,000           49,959


                          7        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
   4.892%, 04/12/99 (B)                           $     50,000     $     49,926
   4.902%, 04/12/99 (B)                                 50,000           49,925
   4.891%, 04/19/99 (B)                                 50,000           49,878
                                                                   ------------
                                                                      2,426,782
                                                                   ------------
DIVERSIFIED FINANCE -- 4.8%
Allianz America Finance
   4.920%, 04/08/99 (B)                                 35,300           35,266
   4.879%, 05/14/99 (B)                                 50,000           49,712
General Electric Capital
   5.140%, 04/19/99                                     50,000           49,874
   5.078%, 04/21/99                                     50,000           49,861
   5.088%, 04/26/99                                     20,000           19,931
   4.861%, 05/17/99                                     50,000           49,694
   4.890%, 05/17/99                                     50,000           49,691
   4.862%, 05/20/99                                     50,000           49,673
   4.866%, 05/26/99                                     50,000           49,634
   4.820%, 06/04/99                                     25,000           24,786
   4.895%, 06/04/99                                     50,000           49,572
   4.871%, 06/07/99                                     30,000           29,733
                                                                   ------------
                                                                        507,427
                                                                   ------------
DOMESTIC BANKS -- 3.9%
Chinatex Caps (LOC: BankAmerica Expires: 06/02/99)
   5.167%, 04/01/99                                     25,715           25,715
Cofco Capital (LOC: BankAmerica Expires: 09/15/99)
   4.909%, 04/06/99                                     20,000           19,986
   4.902%, 05/24/99                                     25,000           24,821
Enterprise Funding (Guarantor: BankAmerica)
   4.892%, 04/08/99 (B)                                 35,000           34,967
   4.850%, 04/14/99 (B)                                 50,000           49,913
   4.875%, 04/15/99 (B)                                 22,985           22,942
   4.899%, 04/23/99 (B)                                 50,000           49,852
Kittyhawk Funding (Guarantor: BankAmerica)
   4.958%, 04/01/99 (B)                                 20,744           20,744
   4.880%, 04/09/99 (B)                                 30,000           29,967
   4.897%, 04/16/99 (B)                                 42,671           42,585
   4.909%, 05/27/99 (B)                                 25,277           25,086
   5.270%, 06/01/99 (B)                                 35,000           34,696
   4.870%, 06/30/99 (B)                                 35,000           34,588
                                                                   ------------
                                                                        415,862
                                                                   ------------
DOMESTIC BRANCH, FOREIGN BANK -- 1.7%
Pemex Capital (LOC: Societe Generale NY)
   4.856%, 04/22/99                                     25,000           24,930
   4.868%, 04/26/99                                     25,000           24,917
   4.878%, 04/26/99                                     25,000           24,916


                          8        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
   4.872%, 05/03/99                               $     50,000     $     49,786
   4.888%, 05/18/99                                     25,000           24,842
   4.980%, 05/27/99                                     33,900           33,643
                                                                   ------------
                                                                        183,034
                                                                   ------------
FOREIGN BANK -- 1.8%
Banca Serfin S A Institution de Banca Multiple Grupo
   (LOC: Barclays Bank Expires: 11/24/99)
   5.598%, 08/26/99                                     25,000           24,459
   5.075%, 11/19/99                                     35,000           33,897
Corporacion Andina de Formento
   (LOC: Barclays Bank Expires: 08/13/99)
   4.909%, 04/19/99                                     30,173           30,100
   4.913%, 04/30/99                                     49,000           48,809
Four Winds Funding (Guarantor: Commerzbank)
   4.890%, 04/07/99 (B)                                 50,000           49,959
                                                                   ------------
                                                                        187,224
                                                                   ------------
FOREIGN FUNDING CORPORATIONS -- 2.3%
Centauri (CC USA)
   5.151%, 04/07/99 (B)                                 25,000           24,979
Dorada Finance
   4.887%, 04/22/99 (B)                                 34,000           33,904
   4.902%, 04/27/99 (B)                                 20,000           19,930
   4.850%, 04/30/99 (B)                                 17,000           16,934
   4.879%, 05/04/99 (B)                                 30,000           29,867
   4.926%, 05/11/99 (B)                                 36,000           35,805
   4.930%, 05/17/99 (B)                                 31,000           30,807
   4.909%, 05/24/99 (B)                                 18,000           17,872
   4.910%, 06/11/99 (B)                                 30,000           29,713
                                                                   ------------
                                                                        239,811
                                                                   ------------
RETAIL FUNDING CORPORATIONS -- 10.5%
Bishop Gate Residential Mortgage
   4.903%, 04/12/99 (B)                                 24,000           23,964
   4.893%, 04/14/99 (B)                                 40,000           39,930
   4.895%, 04/14/99 (B)                                 25,000           24,956
   4.900%, 04/14/99 (B)                                 20,000           19,965
   4.903%, 04/14/99 (B)                                 25,000           24,956
   4.903%, 04/20/99 (B)                                 50,000           49,871
   4.904%, 04/21/99 (B)                                 25,000           24,932
   4.912%, 04/21/99 (B)                                 50,000           49,864
   4.893%, 04/22/99 (B)                                 25,000           24,929
   4.909%, 05/19/99 (B)                                 30,000           29,805
Dakota Trust Certificates
   4.909%, 04/07/99 (B)                                 16,000           15,987
   4.930%, 04/08/99 (B)                                 50,000           49,953
   4.856%, 04/23/99 (B)                                 50,000           49,853


                          9        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
   4.890%, 05/04/99 (B)                           $     50,000     $     49,778
   4.859%, 05/06/99 (B)                                 15,000           14,930
   4.870%, 05/06/99 (B)                                 85,000           84,603
   4.863%, 05/12/99 (B)                                 50,000           49,727
   4.871%, 05/13/99 (B)                                 50,000           49,719
   4.887%, 05/25/99 (B)                                 50,000           49,639
Providian Master Trust Series 1993-3
   4.897%, 04/09/99 (B)                                 35,000           34,962
   4.900%, 04/15/99 (B)                                 79,000           78,851
   4.904%, 04/19/99 (B)                                 49,152           49,033
   4.860%, 04/28/99 (B)                                 18,840           18,771
   4.907%, 04/29/99 (B)                                 24,997           24,903
   4.931%, 05/04/99 (B)                                 31,360           31,219
   4.945%, 05/11/99 (B)                                 36,549           36,350
   4.918%, 05/28/99 (B)                                 25,700           25,502
   4.907%, 06/14/99 (B)                                 79,000           78,212
                                                                   ------------
                                                                      1,105,164
                                                                   ------------

TOTAL COMMERCIAL PAPER
   (Cost $5,947,906)                                                  5,947,906
                                                                   ------------
CORPORATE OBLIGATIONS -- 34.5%

BROKERAGE -- 4.4%
Goldman Sachs
   5.260%, 04/07/99 (A) (B)                            100,000          100,000
   5.030%, 04/15/99 (A) (B)                             48,000           48,000
   5.030%, 04/15/99 (A) (B)                             40,000           40,000
Structured Enhanced Return Trust Series 1997
   (Guarantor: Merrill Lynch)
   4.984%, 04/23/99 (A) (B)                            107,000          107,000
Structured Enhanced Return Trust Series 1998
   (Guarantor: Merrill Lynch)
   4.984%, 04/23/99 (A) (B)                             52,000           52,000
WFP Tower B Finance Short Term Trust
   (Guarantor: Merrill Lynch)
   5.015%, 04/08/99 (A) (B)                            124,751          124,751
                                                                   ------------
                                                                        471,751
                                                                   ------------
DIVERSIFIED FINANCE -- 3.0%
Cit Group Holdings
   4.850%, 04/01/99 (A)                                200,000          199,961
   4.950%, 04/01/99 (A)                                100,000          100,000
International Lease Finance
   6.140%, 11/10/99                                      5,000            5,030
   6.050%, 11/18/99                                      6,000            6,034
                                                                   ------------
                                                                        311,025
                                                                   ------------


                         10        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
DOMESTIC BANKS -- 2.0%
American Residential (Guarantor: Chase Manhattan)
   6.160%, 04/15/99                               $      5,000     $      5,002
Chase Manhattan
   10.000%, 06/15/99                                    21,579           21,787
National City
   5.725%, 04/19/99                                     40,000           40,007
Short Term Repackaged Asset Trust 98-C
   (Guarantor: Morgan Stanley)
   4.969%, 04/13/99 (A) (B)                            150,000          150,000
                                                                   ------------
                                                                        216,796
                                                                   ------------
FINANCIAL SERVICES -- 0.1%
Norwest Financial
   6.050%, 11/19/99                                      5,000            5,032
                                                                   ------------
FOREIGN BANKS -- 5.2%
Bravo Trust Series 1997-1
   (Guarantor: Bayerische Vereinsbank)
   5.050%, 04/15/99 (A) (B)                            175,000          175,000
Restructured Asset Securities 1998-MM-12-2
   (Guarantor: Caisse Des Depots)
   5.165%, 04/06/99 (A) (B)                            125,000          125,000
Structured Products Asset Return Trust Certificate
   Trust Series 98-4 (Credit Support:
   CS Financial Products)
   4.984%, 06/18/99 (A) (B)                            250,000          250,000
                                                                   ------------
                                                                        550,000
                                                                   ------------
FOREIGN FUNDING CORPORATIONS -- 12.2%
Beta Finance
   5.110%, 04/06/99 (A) (B)                            200,000          199,980
   5.122%, 04/06/99 (A) (B)                            100,000          100,000
   5.020%, 02/04/00 (B)                                 40,000           40,000
   5.135%, 02/22/00 (B)                                 30,000           30,000
   5.340%, 03/09/00 (B)                                 25,000           25,000
Centauri (CC USA)
   5.080%, 04/01/99 (A) (B)                            150,000          150,000
   5.101%, 04/06/99 (A) (B)                            100,000          100,000
   5.130%, 01/19/00 (B)                                 50,000           50,000
   5.045%, 01/28/00 (B)                                 15,000           15,000
   5.085%, 02/10/00 (B)                                 35,000           35,000
   5.330%, 03/06/00 (B)                                 25,000           25,000

                         11        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
Dorada Finance
   5.180%, 02/23/00 (B)                           $     20,000     $     20,000
   5.165%, 02/24/00 (B)                                 50,000           50,000
   5.360%, 03/10/00 (B)                                 25,000           25,000
   5.290%, 03/15/00 (B)                                 25,000           25,000
   5.245%, 03/17/00 (B)                                 25,000           24,988
Sigma Finance
   5.039%, 04/25/99 (A) (B)                            100,000          100,000
   5.750%, 08/02/99 (B)                                 25,000           25,000
   5.160%, 01/14/00 (B)                                 40,000           40,000
   5.125%, 02/09/00 (B)                                 50,000           50,000
   5.110%, 02/16/00 (B)                                 50,000           50,000
   5.190%, 02/25/00 (B)                                 25,000           25,000
   5.240%, 03/01/00 (B)                                 50,000           50,000
   5.410%, 03/13/00 (B)                                 30,000           30,000
                                                                   ------------
                                                                      1,284,968
                                                                   ------------
INSURANCE -- 7.6%
All States Life Insurance
   5.039%, 04/01/99 (A) (C)                             50,000           50,000
Anchor National Life Insurance Investment
   5.000%, 04/01/99 (A) (C)                             75,000           75,000
First Allmerica Financial Life Funding
   5.039%, 04/01/99 (A) (C)                             50,000           50,000
   5.098%, 04/26/99 (A) (C)                             50,000           50,000
Monumental Life Insurance
   5.089%, 04/01/99 (A) (C)                            300,000          300,000
Sun Life Insurance of America
   5.030%, 04/01/99 (A) (C)                             75,000           75,000
   5.250%, 04/01/99 (A) (C)                             75,000           75,000
Transamerica Occidental Life Insurance
   5.073%, 04/01/99 (A) (C)                             50,000           50,000
   4.963%, 04/07/99 (A) (C)                             75,000           75,000
                                                                   ------------
                                                                        800,000
                                                                   ------------

TOTAL CORPORATE OBLIGATIONS
   (Cost $3,639,572)                                                  3,639,572
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.9%
Export-Import Bank
   5.020%, 04/15/99 (A) (B)                             36,162           36,163
FNMA
   4.449%, 04/06/99 (A)                                 20,000           19,989


                         12        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
SLMA
   4.760%, 04/06/99 (A)                           $     38,400     $     38,282
                                                                   ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $94,434)                                                        94,434
                                                                   ------------
CERTIFICATES OF DEPOSIT -- 7.2%
Bank of Nova Scotia Halifax
   9.000%, 10/01/99                                      3,000            3,057
Bank of Nova Scotia NY
   5.750%, 04/27/99                                     25,000           24,999
Canadian Imperial Bank NY
   5.750%, 04/01/99                                     25,000           25,000
Deutsche Bank NY
   5.750%, 04/27/99                                     50,000           49,998
   5.820%, 05/03/99                                     25,000           24,999
Deutsche Bank NY
   5.000%, 01/06/00                                     50,000           49,993
Mercantile Safe Deposit & Trust
   4.987%, 04/28/99 (A)                                 20,000           20,000
Rabobank Nederland NY
   5.110%, 03/20/00                                     50,000           49,979
Royal Bank Canada NY
   5.720%, 04/19/99                                     50,000           49,999
Societe Generale NY
   5.750%, 04/14/99                                     25,000           25,000
   5.740%, 06/08/99                                     25,000           24,997
   5.690%, 07/16/99                                     35,000           34,994
   5.700%, 08/03/99                                     30,000           29,994
Swiss Bank NY
   5.740%, 06/11/99                                     50,000           49,994
UBS AG Stamford
   5.075%, 01/13/00                                     50,000           49,987
   5.220%, 03/10/00                                     25,000           24,993
   5.180%, 03/15/00                                     50,000           49,968
Westpac Banking NY
   5.640%, 04/09/99                                     65,500           65,498
   5.730%, 04/23/99                                     50,000           49,998
   5.775%, 05/14/99                                     50,000           49,997
                                                                   ------------

TOTAL CERTIFICATES OF DEPOSIT
   (Cost $753,444)                                                      753,444
                                                                   ------------


                         13        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.9%
Lehman Brothers
   4.875%, dated 03/31/99, matures
   04/01/99, repurchase price $97,805,243
   (collateralized by U.S. Treasury Note:
   total market value $99,699,887)                $     97,792     $     97,792
                                                                   ------------

TOTAL REPURCHASE AGREEMENT
   (Cost $97,792)                                                        97,792
                                                                   ------------

TOTAL INVESTMENTS -- 99.9%
   (Cost $10,533,148)                                                10,533,148
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                 8,238
                                                                   ------------
NET ASSETS:
Portfolio Capital--Class-A
   ($.01 par value--2 billion authorized)
   based on 4,210,695,158 outstanding shares                          4,210,670
Portfolio Capital--Class-B
   ($.01 par value--2 billion authorized)
   based on 4,155,608 outstanding shares                                  4,155
Portfolio Capital--Class-C
   ($.01 par value--2 billion authorized)
   based on 128,651 outstanding shares                                      129
Portfolio Capital--Class-D
   ($.01 par value--2 billion authorized)
   based on  309,309,948 outstanding shares                             309,310
Portfolio Capital--Class-Y
   ($.01 par value--2 billion authorized)
   based on  6,017,015,641 outstanding shares                         6,016,969
Distributions in excess of net investment income                             (8)
Accumulated net realized gain on investments                                161
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $ 10,541,386
                                                                   ------------


                         14        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

PRIME OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                            VALUE
--------------------------------------------------------------------------------
Net asset value, offering price, and redemption
   price per share--Class-A                                        $       1.00
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-B (D)                                    $       1.00
                                                                   ------------
Net asset value and offering price
   price per share--Class-C (E)                                    $       1.00
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-D                                        $       1.00
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-Y                                        $       1.00
                                                                   ------------

(A)Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1999. The date shown is the next reset rate.

(B)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C)Private Placement Securities considered illiquid investments.

(D)Class-B has a contingent deferred sales charge. For a description of possible redemption charges, see the notes to the financial statements.

(E)Class-C has a contingent deferred sales charge. For a description of possible redemption charges, see the notes to the financial statements.

AMBAC--American Municipal Bond Assurance Company
CC--Chamber of Commerce
FNMA--Federal National Mortgage Association
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
SLMA--Student Loan Marketing Association
WFP--World Financial Properties

The accompanying notes are an integral part of the financial statements.


                         15        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

TAX FREE OBLIGATIONS FUND

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.1%

ALABAMA -- 1.7%
Jefferson County Sewer Revenue,
   Series A54 (RB) (Ins: FGIC)
   3.100%, 04/07/99 (A) (C)                       $      9,500     $      9,500
Jefferson County Sewer Revenue,
   Series 7 (RB) (Ins: FGIC)
   3.100%, 04/07/99 (A) (C)                              3,000            3,000
                                                                   ------------
                                                                         12,500
                                                                   ------------
ALASKA -- 0.5%
Alaska State Industrial Development Authority
   (LOC: KredietBank Expires: 04/15/00) (RB)
   2.900%, 04/07/99 (A)                                  3,400            3,400
                                                                   ------------
COLORADO -- 1.6%
Colorado Springs Utilities Revenue,
   Series 19 (RB)
   3.150%, 04/07/99 (A) (C)                              8,100            8,100
Colorado State Health Facilities Authority,
   Boulder Community Hospital
   Project B (RB) (Ins: MBIA)
   3.000%, 04/07/99 (A)                                  3,685            3,685
                                                                   ------------
                                                                         11,785
                                                                   ------------
DELAWARE -- 1.1%
Delaware State (GO)
   4.000%, 03/01/00                                      8,250            8,321
                                                                   ------------
DISTRICT OF COLUMBIA -- 1.3%
District of Columbia Consortium Revenue Authority
   (LOC: First Union Expires: 06/16/03) (RB)
   3.050%, 04/07/99 (A)                                 10,000           10,000
                                                                   ------------
FLORIDA -- 2.1%
Florida State Housing Finance Agency,
   Multifamily Revenue (LOC: Barnett
   Expires: 09/06/02) (RB)
   3.125%, 04/07/99 (A)                                  1,500            1,500
Orlando Special Assessment, Republic Drive
   Interchange-A (LOC: Morgan Guaranty
   Expires: 08/25/02) (RB)
   2.950%, 04/07/99 (A)                                  9,000            9,000
Tampa, Allegheny Health System Revenue,
   Pre-refunded @ 102 (RB) (Ins: FGIC)
   7.375%, 12/01/99 (B)                                  3,000            3,145


                         16        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
Tampa, Catholic Health System Revenue
   (RB) (Ins: MBIA)
   4.500%, 11/15/99                               $      2,000     $      2,017
                                                                   ------------
                                                                         15,662
                                                                   ------------
GEORGIA -- 1.8%
Georgia State (GO)
   7.250%, 07/01/99                                      2,000            2,022
   4.500%, 08/01/99                                      2,920            2,934
   6.500%, 12/01/99                                      3,000            3,069
Georgia State Municipal Electric Authority
   (LOC: Morgan Guaranty Expires: 01/18/07) (TECP)
   2.700%, 05/11/99                                      5,435            5,435
                                                                   ------------
                                                                         13,460
                                                                   ------------
IDAHO -- 3.2%
Boise Urban Renewal Agency, Parking Revenue
   (LOC: Bank of America Expires: 09/07/03) (RB)
   3.050%, 04/07/99 (A)                                  5,250            5,250
Idaho State Health Facilities Authority, St. Luke's
   Medical Center (LOC: Bayerische Landesbank NY
   Expires: 05/22/03) (RB)
   3.100%, 04/01/99 (A)                                 18,625           18,625
                                                                   ------------
                                                                         23,875
                                                                   ------------
ILLINOIS -- 12.3%
Chicago Equipment Notes (LOC: Harris Trust
   Expires: 03/15/00)
   3.080%, 11/04/99                                     15,000           15,000
Chicago Wastewater Transmission Revenue
   (RB) (Ins: FGIC)
   3.070%, 04/07/99 (A) (C)                             10,000           10,000
City of Chicago, ABN AMRO Munitops
   1998-3 (GO) (Ins: FGIC)
   3.160%, 04/07/99 (A) (C)                             10,000           10,000
Illinois State (GO)
   4.300%, 07/01/99                                      2,300            2,306
Illinois State Development Finance Authority,
   American College of Surgeons Project
   (LOC: Northern Trust  Expires: 08/31/01) (RB)
   3.100%, 04/07/99 (A)                                  4,000            4,000
Illinois State Development Finance Authority,
   Illinois Power Project, Series B
   (LOC: ABN AMRO Expires: 10/08/01) (RB)
   3.050%, 04/07/99 (A)                                  3,900            3,900


                         17        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
Illinois State Development Finance Authority,
   Jewish Charities Revenue (LOC: Harris
   Trust Expires: 07/15/99) (TRAN)
   3.150%, 04/07/99 (A)                           $      2,000     $      2,000
Illinois State Finance Authority, Goodman Theater
   Revenue (LOC: Harris Trust, Northern, First
   National Bank of Chicago Expires: 01/27/02) (RB)
   2.950%, 04/07/99 (A)                                  7,000            7,000
Illinois State Health Facilities Authority,
   Children's Memorial Hospital, Series B
   (LOC: First National Bank of Chicago Expires:
   11/30/01) (RB)
   2.950%, 04/07/99 (A)                                  4,800            4,800
Illinois State Health Facilities Authority, Dupage
   Healthcare Project (LOC: Rabobank
   Expires: 07/01/99) (RB)
   3.100%, 04/01/99 (A) (C)                              6,110            6,110
Illinois State Health Facilities Authority,
   Franciscan Eldercare Project, Series B
   (LOC: LaSalle National Bank Expires:
   12/31/01) (RB)
   3.050%, 04/07/99 (A)                                  1,150            1,150
Illinois State Health Facilities Authority,
   Revolving Fund Pooled Project, Series C
   (LOC: First National Bank of Chicago
   Expires: 12/31/99) (RB)
   2.950%, 04/07/99 (A)                                  3,000            3,000
Illinois State Health Facilities Authority,
   Streeterville Corporation, Series A
   (LOC: First National Bank of Chicago
   Expires: 03/31/00) (RB)
   2.950%, 04/07/99 (A)                                  9,900            9,900
Illinois State Metropolitan Pier & Exposition
   Authority (RB) (Ins: AMBAC)
   3.100%, 04/07/99 (A) (C)                              3,000            3,000
Schaumburg, Multifamily Housing (RB)
   (GTY: Merrill Lynch & Co.)
   3.100%, 04/07/99 (A) (C)                              9,000            9,000
                                                                   ------------
                                                                         91,166
                                                                   ------------
INDIANA -- 4.0%
Allen County Economic Development Authority,
   Golden Years Homestead Project
   (LOC: Norwest Bank Expires: 09/15/01) (RB)
   3.050%, 04/07/99 (A)                                  1,400            1,400
Evansville Economic Development Authority
   (LOC: Bank of Nova Scotia Evergreen) (RB)
   3.100%, 04/07/99 (A) (C)                              2,500            2,500


                         18        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
Indiana State Health Facilities Financing
   Authority (LOC: Comerica Bank
   Expires: 04/15/03) (RB)
   2.950%, 04/07/99 (A)                           $      4,200     $      4,200
Indiana State Health Facilities Financing
   Authority, Pathfinder Services Project
   (LOC: Norwest Bank Expires: 12/01/01) (RB)
   3.050%, 04/07/99 (A)                                  2,505            2,505
Indiana State Hospital Equipment Financing
   Authority, Series 1985-A (RB) (Ins: MBIA)
   2.950%, 04/07/99 (A)                                 18,800           18,800
                                                                   ------------
                                                                         29,405
                                                                   ------------
KANSAS -- 0.3%
Shawnee Industrial Development Revenue,
   Shawnee Village Association (LOC: Texas
   Commerce Expires: 03/31/00) (RB)
   3.050%, 04/07/99 (A)                                  1,900            1,900
                                                                   ------------
KENTUCKY -- 1.8%
Kentucky State Hospital Finance Authority,
   Pre-refunded @ 102 (RB) (Ins: BIG)
   7.000%, 09/01/99 (B)                                  3,000            3,100
Pendleton County (LOC: Commonwealth Bank of
   Australia, NY Expires: 03/16/01) (TECP)
   3.050%, 08/13/99                                     10,000           10,000
                                                                   ------------
                                                                         13,100
                                                                   ------------
LOUISIANA -- 0.7%
Louisiana State Offshore Term Authority Deepwater
   Port Revenue (LOC: Morgan Guaranty Trust
   Expires: 08/29/00) (RB)
   2.950%, 04/07/99 (A)                                  4,900            4,900
                                                                   ------------
MARYLAND -- 0.2%
Fredrick County Retirement Community, Buckinghams
   Choice, Series E (LOC: LaSalle National Bank
   Expires: 01/15/03) (RB)
   3.050%, 04/07/99 (A)                                  1,500            1,500
                                                                   ------------
MASSACHUSETTS -- 1.7%
Natick (BAN)
   4.000%, 08/06/99                                     13,055           13,071
                                                                   ------------


                         19        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN -- 2.9%
Hannahville Indian Community Finance & Building
   Authority, Building Program, Series A
   (LOC: First of America Expires: 06/15/05) (RB)
   3.100%, 04/07/99 (A) (C)                       $      4,000     $      4,000
Michigan State Hospital Financing Authority,
   Series A (LOC: First of America
   Expires: 12/25/03) (RB)
   3.150%, 04/07/99 (A)                                  3,200            3,200
Michigan State Hospital Financing Authority,
   Series A (LOC: First of America
   Expires: 12/15/03) (RB)
   3.150%, 04/07/99 (A)                                  2,800            2,800
   3.150%, 04/07/99 (A)                                  4,125            4,125
Michigan Strategic Fund (GO) (Ins: FGIC)
   3.070%, 04/07/99 (A) (C)                              7,495            7,495
                                                                   ------------
                                                                         21,620
                                                                   ------------
MINNESOTA -- 8.1%
Bloomington Multifamily Housing Authority, Rental
   Housing, Crow/Bloomington Project (LOC: Credit
   Suisse NY Expires: 06/30/05) (RB)
   3.100%, 04/07/99 (A)                                 17,005           17,005
Eden Prairie, Multifamily Housing Authority
   (LOC: Barclays Expires: 11/15/00) (RB)
   3.150%, 04/07/99 (A)                                 14,905           14,905
Hennepin County, Series A (GO)
   4.500%, 12/01/99                                      1,985            2,004
Maple Grove Multifamily Revenue (LOC: Norwest Bank
   Expires: 10/19/99) (RB)
   3.000%, 04/07/99 (A)                                  2,660            2,660
Minneapolis Hospital Revenue Lifespan Inc-Abbott
   Northwestern, Pre-refunded @ 102 (RB)
   7.000%, 12/01/99 (B)                                  1,200            1,254
Minnesota State Agriculture & Economic Development
   Board, Evangelical Lutheran Project
   (LOC: Rabobank Expires: 03/26/07) (RB)
   3.100%, 04/07/99 (A)                                  2,000            2,000
Regents of University of Minnesota (RB)
   3.000%, 04/07/99 (A)                                 20,000           20,000
                                                                   ------------
                                                                         59,828
                                                                   ------------
MISSOURI -- 0.6%
Missouri State Environmental Improvement
   (LOC: UBS Expires: 06/15/99) (TECP)
   2.950%, 06/14/99                                      1,500            1,500


                         20        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
Missouri State Health & Educational Revenue,
   Drury College, Series B (RB)
   4.250%, 04/07/99                               $      3,120     $      3,120
                                                                   ------------
                                                                          4,620
                                                                   ------------
NEVADA -- 1.0%
Nevada State (GO)
   3.070%, 04/07/99 (A) (C)                              5,000            5,000
Nevada State, ABN AMRO Munitops
   (GO) (Ins: MBIA)
   3.160%, 04/07/99 (A) (C)                              2,500            2,500
                                                                   ------------
                                                                          7,500
                                                                   ------------
NEW HAMPSHIRE -- 0.3%
New Hampshire State Higher Educational &
   Health Authority, Alice Peck Day Lifecare
   Project (LOC: First Union
   Expires: 02/15/01) (RB)
   3.000%, 04/07/99 (A)                                  2,700            2,700
                                                                   ------------
NEW JERSEY -- 0.3%
New Jersey State (GO)
   5.100%, 02/15/00                                      2,000            2,036
                                                                   ------------
NEW YORK -- 2.1%
New York State Dormitory Authority, Founding
   Charitable Project (RB) (Ins: AMBAC)
   3.050%, 04/07/99 (A) (C)                             13,000           13,000
New York State Dormitory Authority, Founding
   Charitable Project (LOC: Allied Irish
   Expires: 07/01/07) (RB)
   2.950%, 04/07/99 (A)                                  2,700            2,700
                                                                   ------------
                                                                         15,700
                                                                   ------------
NORTH CAROLINA -- 0.5%
New Hanover County, Gang Nail Systems Project
   (LOC: Harris Trust Expires: 12/10/99) (RB)
   3.150%, 04/07/99 (A) (C)                              3,500            3,500
North Carolina Medical Care Community Hospital
   Revenue, Lexington Memorial Hospital Project
   (LOC: First Union Expires: 04/08/00) (RB)
   3.200%, 04/01/99 (A)                                    300              300
                                                                   ------------
                                                                          3,800
                                                                   ------------


                         21        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
OHIO -- 1.4%
Ohio State (GO)
   4.700%, 05/15/99                               $      3,075     $      3,079
Warren County Industrial Development Authority,
   Cincinnati Electric Project (LOC: Royal Bank
   of Canada NY Expires: 06/17/99) (RB)
   3.300%, 04/07/99 (A)                                  7,650            7,650
                                                                   ------------
                                                                         10,729
                                                                   ------------
OKLAHOMA -- 6.2%
Garfield County Pollution Control (RB)
   (GTY: Oklahoma Gas and Electric)
   3.150%, 04/07/99 (A)                                  2,300            2,300
Muskogee Pollution Control (RB) (GTY: Oklahoma
   Gas & Electric)
   3.150%, 04/07/99 (A)                                 12,000           12,000
Oklahoma County Finance Authority (GO)
   (GTY: Merrill)
   3.120%, 04/07/99 (A) (C)                             19,300           19,300
Tulsa Airport Improvement Trust, Tulsa
   International Airport Project (RB) (Ins: FGIC)
   3.000%, 04/07/99 (A)                                  4,000            4,000
Tulsa Industrial Authority (RB) (Ins: MBIA)
   3.070%, 04/07/99 (A) (C)                              7,970            7,970
                                                                   ------------
                                                                         45,570
                                                                   ------------
PENNSYLVANIA -- 3.3%
Beaver County Pollution Control Revenue (LOC: Swiss
   Bank of NY Expires: 10/26/99) (TECP)
   2.800%, 04/15/99                                      1,400            1,400
Harrisburg Finance Authority Revenue (LOC: Anchor
   National Life Insurance Expires: 05/01/99) (RB)
   3.150%, 04/07/99 (A) (C)                             13,300           13,300
Pittsburgh (GO) (Ins: FGIC)
   3.050%, 04/07/99 (A) (C)                              9,705            9,705
                                                                   ------------
                                                                         24,405
                                                                   ------------
SOUTH CAROLINA -- 2.9%
South Carolina Public Service Authority (RB)
   (Ins: FGIC)
   3.070%, 04/07/99 (A) (C)                              2,000            2,000
York County Pollution Control, Series N3
   (National Rural) (RB)
   3.000%, 09/15/99 (A)                                  5,950            5,950
York County (TECP) (GTY: Duke Power)
   3.000%, 04/05/99                                     10,400           10,400
   2.600%, 04/26/99                                      3,550            3,550
                                                                   ------------
                                                                         21,900
                                                                   ------------


                         22        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
SOUTH DAKOTA -- 1.4%
South Dakota Health Facility,
   Pre-refunded @ 102 (RB) (Ins: MBIA)
   7.000%, 09/01/99 (B)                           $      2,645     $      2,733
Yankton Industrial Development, Alumax
   Project (LOC: Bank of America
   Expires: 05/20/99) (RB)
   3.000%, 04/07/99 (A) (C)                              7,700            7,700
                                                                   ------------
                                                                         10,433
                                                                   ------------
TENNESSEE -- 3.3%
Maury County Health & Educational Facilities,
   Southern Healthcare Systems Project A,
   Series E (LOC: Bank One
   Expires: 07/25/01) (RB)
   3.050%, 04/07/99 (A) (C)                              4,700            4,700
Montgomery County Public Building Authority,
   Pooled Financing Revenue (LOC: NationsBank
   Expires: 11/25/00) (RB)
   3.000%, 04/07/99 (A) (C)                             13,000           13,000
Nashville & Davidson Counties, Metropolitan
   Government Industrial Development
   (LOC: Barclays Expires: 11/15/00) (RB)
   3.150%, 04/07/99 (A)                                  7,035            7,035
                                                                   ------------
                                                                         24,735
                                                                   ------------
TEXAS -- 9.4%
Austin Combined Utility System (LOC: Morgan Guaranty
   Expires: 12/12/99) (TECP)
   3.050%, 08/13/99                                      4,650            4,650
Carroll Independent School District (GO) (PSF)
   3.070%, 04/07/99 (A) (C)                              4,450            4,450
Dallas (GO)
   4.750%, 02/15/00                                      2,530            2,569
Houston Water & Sewer Revenue (RB) (Ins: FGIC)
   3.070%, 04/07/99 (A) (C)                              9,000            9,000
Hunt County Industrial Development Authority,
   Trico Industries Project (LOC: ABN AMRO
   Expires: 10/02/02) (RB)
   3.000%, 04/07/99 (A)                                  5,730            5,730
Joshua Independent School District (GO)
   (PSF)
   3.070%, 04/07/99 (A) (C)                              7,115            7,115
San Antonio Electric & Gas (Ins: MBIA) (RB)
   3.070%, 04/07/99 (A) (C)                              7,455            7,455


                         23        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
Texas State Public Financing Authority
   (TECP) (GTY: State of Texas)
   2.950%, 05/12/99                               $     14,000     $     14,000
    2.950%, 06/16/99                                     8,500            8,500
Texas State Public Financing Authority,
   Series A (GO) (GTY: State of Texas)
   8.000%, 10/01/99                                      3,180            3,260
Texas State University System Revenue
   (RB) (Ins: FSA)
   4.500%, 03/15/00                                      3,095            3,138
                                                                   ------------
                                                                         69,867
                                                                   ------------
UTAH -- 1.4%
Salt Lake County Housing Authority, Multifamily
   Revenue, Santa Fe Apartments Project
   (LOC: Dresdner Expires: 02/15/01) (RB)
   3.000%, 04/07/99 (A)                                  1,900            1,900
Utah Highway (TECP) (GTY: State of Utah)
   2.850%, 04/06/99                                      8,300            8,300
                                                                   ------------
                                                                         10,200
                                                                   ------------
VERMONT -- 0.5%
Vermont State Student Loan Revenue
   (LOC: NATWEST Expires: 12/06/01) (RB)
   3.000%, 04/07/99 (A)                                  3,640            3,640
                                                                   ------------
VIRGINIA -- 1.9%
Alexandria Industrial Development Authority,
   American Red Cross Project (LOC: First Union
   Expires: 03/30/00) (RB)
   3.050%, 04/07/99 (A)                                  6,980            6,980
Spotsylvania Industrial Development Authority,
   Residential Care Facility, Chancellors Village,
   Project A (LOC: First Union Expires: 10/01/01) (RB)
   3.050%, 04/07/99 (A)                                  7,400            7,400
                                                                   ------------
                                                                         14,380
                                                                   ------------
WASHINGTON -- 7.7%
Port of Seattle, Alaska Airlines Project,
   (LOC: Bank of New York Expires: 07/31/00) (RB)
   3.100%, 04/07/99 (A) (C)                              4,600            4,600
Seattle (GO)
   4.500%, 03/01/00                                      3,085            3,128
Washington State (GO)
   3.000%, 04/07/99 (A)                                  4,000            4,000


                         24        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
Washington State Housing Finance Authority,
   YMCA Tacoma and Pierce Project A
   (LOC: Keybank Expires: 12/22/03) (RB)
   2.950%, 04/07/99 (A)                           $      5,500     $      5,500
Washington State Housing Finance Authority,
   YMCA Tacoma and Pierce Project B
   (LOC: Keybank Expires: 12/22/03) (RB)
   2.950%, 04/07/99 (A)                                  5,500            5,500
Washington State, Non-profit Housing Authority,
   Panorama City Project (LOC: Keybank
   Expires: 11/15/04) (RB)
   3.150%, 04/01/99 (A)                                 14,250           14,250
Washington State Public Power Supply Systems,
   Nuclear Project #3 (RB)
   3.070%, 04/07/99 (A) (C)                              6,590            6,590
Washington State Public Power Supply Systems,
   Nuclear Project #1 (RB)
   3.100%, 04/07/99 (A) (C)                              7,000            7,000
Washington State, Series R-98B (GO)
   4.000%, 01/01/00                                      6,430            6,475
                                                                   ------------
                                                                         57,043
                                                                   ------------
WISCONSIN -- 4.2%
Wisconsin State Health & Education Facilities
   Authority, Blood Center Project, Series A
   (LOC: M&I  Expires: 06/15/02) (RB)
   3.050%, 04/07/99 (A)                                  7,695            7,695
Wisconsin State Health & Education Facilities
   Authority, Franciscan Healthcare, Series A-2
   (LOC: Toronto Dominion Expires: 01/14/02) (RB)
   3.050%, 04/07/99 (A)                                  7,320            7,320
Wisconsin State Health & Education Facilities
   Authority, Froedtert Memorial Hospital Project
   (LOC: M&I Expires: 04/15/02) (RB)
   3.100%, 04/07/99 (A)                                 11,200           11,200
Wisconsin State Health & Education Facilities
   Authority, Wheaton Franciscan Services
   (LOC: Toronto Dominion Expires: 01/14/02) (RB)
   3.050%, 04/07/99 (A)                                    625              625
Wisconsin State (TECP)
   2.550%, 04/26/99                                      4,159            4,159
                                                                   ------------
                                                                         30,999
                                                                   ------------


                         25        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                   PAR (000)/SHARES       VALUE (000)
--------------------------------------------------------------------------------
WYOMING -- 2.2%
Converse County (LOC: Deutsche Bank
   Expires: 06/29/00) (TECP)
   3.050%, 06/04/99                               $      3,800     $      3,800
Gillette & Campbell Counties (LOC: Deutsche
   Bank Expires: 06/29/99) (TECP)
   2.700%, 04/06/99                                      3,700            3,700
    2.700%, 04/06/99                                     1,200            1,200
Sweetwater County (LOC: UBS
   Expires: 05/02/00) (TECP)
   3.000%, 05/06/99                                      7,500            7,500
                                                                   ------------
                                                                         16,200
                                                                   ------------
MULTISTATE -- 1.2%
Clipper Tax Exempt Trust 1998-2 (RB)
   3.260%, 04/07/99 (A) (C)                              8,600            8,600
                                                                   ------------

TOTAL MUNICIPAL BONDS
   (Cost $720,550)                                                      720,550
                                                                   ------------
MONEY MARKET FUNDS -- 2.7%
AIM Tax Free Institutional Cash Reserve              4,986,000            4,986
Federated Tax Free Money Market                     14,606,000           14,606
                                                                   ------------

TOTAL MONEY MARKET FUNDS
   (Cost $19,592)                                                        19,592
                                                                   ------------

TOTAL INVESTMENTS -- 99.8%
   (Cost $740,142)                                                      740,142
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%                                 1,799
                                                                   ------------
NET ASSETS:
Portfolio Capital--Class-A
   ($.01 par value--2 billion authorized)
   based on 293,563,909 outstanding shares                              293,529
Portfolio Capital--Class-D
   ($.01 par value--2 billion authorized)
   based on 29,710,008 outstanding shares                                29,709
Portfolio Capital--Class-Y
   ($.01 par value--2 billion authorized)
   based on 418,670,895 outstanding shares                              418,669
Undistributed net investment income                                          21
Accumulated net realized gain on investments                                 13
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    741,941
                                                                   ------------


                         26        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

TAX FREE OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                            VALUE
--------------------------------------------------------------------------------
Net asset value, offering price, and redemption
   price per share--Class-A                                        $       1.00
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-D                                        $       1.00
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-Y                                        $       1.00
                                                                   ------------

(A)Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1999. The date shown is the next reset date.

(B)Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government Obligations. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets. See also the notes to the financial statements.

(C)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

AMBAC--American Municipal Bond Assurance Company
BAN--Bond Anticipation Note
BIG--Bond Investors Guaranty Insurance Company
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
GO--General Obligation
GTY--Guaranty
Ins--Insured
LOC--Letter of Credit
M&I--Marshall & Ilsley
MBIA--Municipal Bond Insurance Association
NATWEST--National Westminster
PSF--Permanent School Fund
RB--Revenue Bond
TECP--Tax Exempt Commercial Paper
TRAN--Tax and Revenue Anticipation Note
UBS--United Bank of Switzerland

The accompanying notes are an integral part of the financial statements.


                         27        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

TREASURY OBLIGATIONS FUND

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 24.9%
U.S. Treasury Bill
   4.763%, 04/22/99 (A)                           $    200,000     $    199,448
U.S. Treasury Notes
   7.000%, 04/15/99                                     50,000           50,026
   6.375%, 04/30/99                                    125,000          125,077
   6.000%, 06/30/99                                     50,000           50,055
   6.750%, 06/30/99                                     75,000           75,218
   6.375%, 07/15/99                                     50,000           50,128
   5.875%, 08/31/99                                    125,000          125,372
   5.750%, 09/30/99                                    100,000          100,544
   7.125%, 09/30/99                                     50,000           50,694
   5.875%, 11/15/99                                    100,000          100,701
   5.625%, 11/30/99                                     50,000           50,315
   7.750%, 11/30/99                                     50,000           50,997
   7.750%, 12/31/99                                     50,000           51,116
   5.375%, 01/31/00                                     25,000           25,124
   7.750%, 01/31/00                                     50,000           51,255
   5.875%, 02/15/00                                     75,000           75,642
   5.500%, 02/29/00                                     25,000           25,173
   7.125%, 02/29/00                                     75,000           76,426
   6.875%, 03/31/00                                    100,000          101,886
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $1,435,197)                                                  1,435,197
                                                                   ------------
REPURCHASE AGREEMENTS -- 75.2%
ABN AMRO Securities
   4.900%, dated 03/31/99, matures
   04/01/99 repurchase price $280,038,111
   (collateralized by U.S. Treasury Obligations:
   total market value $285,601,072)                    280,000          280,000
Bear Stearns
   4.950%, dated 03/31/99, matures
   04/01/99 repurchase price $ 280,038,500
   (collateralized by U.S. Treasury STRIPS:
   total market value $285,711,000)                    280,000          280,000
C S First Boston
   4.930%, dated 03/31/99, matures
   04/01/99 repurchase price $250,034,236
   (collateralized by U.S. Treasury Obligations:
   total market value $256,497,675)                    250,000          250,000
Donaldson Lufkin & Jenrette
   4.900%, dated 03/31/99, matures
   04/01/99 repurchase price $700,095,278
   (collateralized by U.S. Treasury Obligations:
   total market value $714,000,143)                    700,000          700,000


                         28        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                          PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
Goldman Sachs
   4.900%, dated 03/31/99, matures
   04/01/99, repurchase price $260,035,389
   (collateralized by U.S. Treasury Obligations:
   total market value $265,201,010)               $    260,000     $    260,000
Lehman Brothers
   4.875%, dated 03/31/99, matures
   04/01/99, repurchase price $350,372,440
   (collateralized by U.S. Treasury Obligations:
   total market value $357,331,500)                    350,325          350,325
Morgan Stanley Dean Witter
   5.075%, dated 03/31/99, matures
   04/01/99, repurchase price $250,035,243
   (collateralized by U.S. Treasury Bill:
   total market value $256,252,889)                    250,000          250,000
Prudential Securities
   4.900%, dated 03/31/99, matures
   04/01/99, repurchase price $280,038,111
   (collateralized by U.S. Treasury Obligations:
   total market value $285,600,230)                    280,000          280,000
Salomon Smith Barney
   4.950%, dated 03/31/99, matures
   04/01/99, repurchase price $600,082,500
   (collateralized by U.S. Treasury Obligations:
   total market value $612,765,761)                    600,000          600,000
Societe Generale
   4.900%, dated 03/31/99, matures
   04/01/99, repurchase price $800,108,889
   (collateralized by U.S. Treasury Obligations:
   total market value $817,190,407)                    800,000          800,000
Warburg Dillon
   4.920%, dated 03/31/99, matures
   04/01/99, repurchase price $280,038,267
   (collateralized by U.S. Treasury Obligations:
   total market value $285,604,514)                    280,000          280,000
                                                                   ------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $4,330,325)                                                  4,330,325
                                                                   ------------

TOTAL INVESTMENTS -- 100.1%
   (Cost $5,765,522)                                                  5,765,522
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)                              (8,010)
                                                                   ------------


                         29        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS   MARCH 31, 1999 (UNAUDITED)

TREASURY OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
   ($.01 par value--2 billion authorized)
   based on 27,830,257 outstanding shares                          $     27,830
Portfolio Capital--Class-D
   ($.01 par value--2 billion authorized)
   based on 3,734,422,203 outstanding shares                          3,734,425
Portfolio Capital--Class-Y
   ($.01 par value--2 billion authorized)
   based on 1,995,159,140 outstanding shares                          1,995,160
Undistributed net investment income                                          10
Accumulated net realized gain on investments                                 87
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $  5,757,512
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-A                                        $       1.00
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-D                                        $       1.00
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-Y                                        $       1.00
                                                                   ------------

(A) The rate shown is the effective yield at time of purchase.

STRIPS--Separately Traded Registered Interest and Principal Securities

The accompanying notes are an integral part of the financial statements.


                         30        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                  THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.


                         31        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED), IN THOUSANDS


                                                  GOVERNMENT              PRIME
                                                 OBLIGATIONS        OBLIGATIONS
                                                        FUND               FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                           $  43,644+          $273,037
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                               3,476             20,617
Less: Waiver of investment advisory fees                (640)            (2,884)
Administrator fees                                       540              3,039
Distribution fees - Class-A                              520              4,997
Distribution fees - Class-B                               --                 17
Distribution fees - Class-D                              267                195
Custodian fees                                           261              1,547
Registration fees                                         83                 39
Professional fees                                         26                129
Transfer agent fees                                      148              1,698
Printing                                                  61                361
Directors' fees                                           17                103
Other                                                     36                 75
--------------------------------------------------------------------------------
TOTAL NET EXPENSES                                     4,795             29,933
================================================================================
Investment income - net                               38,849            243,104
--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                          26                180
================================================================================
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $  38,875          $ 243,284
================================================================================

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.


The accompanying notes are an integral part of the financial statements.


                         32        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

   TAX FREE             TREASURY
OBLIGATIONS          OBLIGATIONS
       FUND                 FUND
--------------------------------

$    10,639          $   145,896
--------------------------------

      1,350               11,864
       (268)              (1,864)
        199                1,749
        363                   66
         --                   --
         23                2,944
        101                  890
         50                  221
          9                   74
         78                   99
         24                  208
          7                   59
         18                   48
--------------------------------
      1,954               16,358
================================
      8,685              129,538
--------------------------------
         14                   61
================================

$     8,699          $   129,599
================================


                         33        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
CHANGES IN NET ASSETS  IN THOUSANDS

                                                                                           GOVERNMENT
                                                                                     OBLIGATIONS FUND
-----------------------------------------------------------------------------------------------------
                                                                            10/1/98           10/1/97
                                                                                 to                to
                                                                            3/31/99           9/30/98
                                                                        (unaudited)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                 $    38,849       $    77,013
Net realized gain (loss) on investments                                          26              (260)
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         38,875            76,753
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class-A                                                                  (8,885)           (3,226)
    Class-B                                                                      --                --
    Class-C                                                                      --                --
    Class-D                                                                  (7,864)          (20,839)
    Class-Y                                                                 (22,117)          (52,935)
Net realized gain on investments
    Class-A                                                                      --                --
    Class-B                                                                      --                --
    Class-C                                                                      --                --
    Class-D                                                                      --                --
    Class-Y                                                                      --                --
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                         (38,866)          (77,000)
=====================================================================================================
CAPITAL SHARE TRANSACTIONS
AT NET ASSET VALUE OF $1.00 PER SHARE:
Class-A:
    Proceeds from sales                                                     785,631           560,552
    Shares issued in connection with acquisition of Qualivest Fund               --                --
    Reinvestment of distributions                                             8,359             1,907
    Payments for redemptions                                               (664,240)         (237,478)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class-A transactions                                                      129,750           324,981
-----------------------------------------------------------------------------------------------------
Class-B:
    Proceeds from sales                                                          --                --
    Reinvestment of distributions                                                --                --
    Payments for redemptions                                                     --                --
-----------------------------------------------------------------------------------------------------
Increase in net assets from
  Class-B transactions                                                           --                --
-----------------------------------------------------------------------------------------------------
Class-C:
    Proceeds from sales                                                          --                --
    Reinvestment of distributions                                                --                --
    Payments for redemptions                                                     --                --
-----------------------------------------------------------------------------------------------------
Increase in net assets from
  Class-C transactions                                                           --                --
-----------------------------------------------------------------------------------------------------
Class-D:
    Proceeds from sales                                                     637,598         2,648,770
    Payments for redemptions                                               (684,750)       (2,601,752)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class-D transactions                                                      (47,152)           47,018
-----------------------------------------------------------------------------------------------------
Class-Y:
    Proceeds from sales                                                   1,529,648         3,130,459
    Shares issued in connection with acquisition of Qualivest Fund               --                --
    Reinvestment of distributions                                            12,197            29,035
    Payments for redemptions                                             (1,526,938)       (3,105,431)
-----------------------------------------------------------------------------------------------------
Increase in net assets from
  Class-Y transactions                                                       14,907            54,063
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                                                 97,505           426,062
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      97,514           425,815

NET ASSETS AT BEGINNING OF PERIOD                                         1,709,210         1,283,395
=====================================================================================================
NET ASSETS AT END OF PERIOD (B)                                         $ 1,806,724       $ 1,709,210
=====================================================================================================

(A)The Statements of Changes in Net Assets for the Tax Free Obligations Fund reflect the change of the Fund's year end from November 30th to September 30th.
(B)Includes (distribution in excess of) undistributed net investment income
   (000) of $(4) and $13 for Government Obligations Fund, $(8) and $180 for Prime Obligations Fund, and $10 and $8 for Treasury Obligations Fund at March 31, 1999, and September 30, 1998, respectively. Includes undistributed net investment income of $21, $16, $2 for Tax Free Obligations Fund for March 31, 1999, September 30, 1998, and November 30, 1997, respectively.

The accompanying notes are an integral part of the financial statements.

                         34        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                          PRIME                                                TAX FREE                               TREASURY
               OBLIGATIONS FUND                                    OBLIGATIONS FUND (A)                       OBLIGATIONS FUND
------------------------------------------------------------------------------------------------------------------------------
     10/1/98            10/1/97            10/1/98            12/1/97            8/1/97             10/1/98            10/1/97
          to                 to                 to                 to                to                  to                 to
     3/31/99            9/30/98            3/31/99            9/30/98          11/30/97             3/31/99            9/30/98
 (unaudited)                           (unaudited)                                              (unaudited)
------------------------------------------------------------------------------------------------------------------------------

$    243,104       $    335,494       $      8,685       $      7,595       $        379       $    129,538       $    242,187
         180                (19)                14                 --                 --                 61                 26
------------------------------------------------------------------------------------------------------------------------------
     243,284            335,475              8,699              7,595                379            129,599            242,213
------------------------------------------------------------------------------------------------------------------------------


     (90,334)           (64,277)            (3,500)            (2,317)              (287)            (1,109)            (3,426)
         (65)               (88)                --                 --                 --                 --                 --
          (1)                --                 --                 --                 --                 --                 --
      (6,084)           (13,417)              (404)              (441)                --            (84,736)          (167,637)
    (146,808)          (257,527)            (4,776)            (4,823)               (94)           (43,691)           (71,113)

          --                 --                 --                 --                 --                 --
          --                 --                 --                 --                 --                 --
          --                 --                 --                 --                 --                 --
          --                 --                 --                 --                 --                 --                 (9)
          --                 --                 --                 --                 --                 --                 (4)
------------------------------------------------------------------------------------------------------------------------------
    (243,292)          (335,309)            (8,680)            (7,581)              (381)          (129,536)          (242,189)
==============================================================================================================================



   7,897,239          7,409,332            763,641            574,201             13,623             93,944            267,966
          --            226,201                 --                 --                 --                 --             86,624
      87,661             48,974              3,395              1,714                295              1,261              3,024
  (7,473,369)        (4,203,635)          (720,659)          (357,424)           (16,923)          (169,110)          (255,879)
------------------------------------------------------------------------------------------------------------------------------

     511,531          3,480,872             46,377            218,491             (3,005)           (73,905)           101,735
------------------------------------------------------------------------------------------------------------------------------

       3,569              3,185                 --                 --                 --                 --                 --
          57                 81                 --                 --                 --                 --                 --
      (1,869)            (2,888)                --                 --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------

       1,757                378                 --                 --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------

         147                 --                 --                 --                 --                 --                 --
          --                 --                 --                 --                 --                 --                 --
         (18)                --                 --                 --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------

         129                 --                 --                 --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------

     549,266          1,278,512             29,208             59,995                  1          6,866,373         10,374,909
    (473,633)        (1,157,905)           (29,594)           (29,901)                --         (6,986,865)        (9,367,195)
------------------------------------------------------------------------------------------------------------------------------

      75,633            120,607               (386)            30,094                  1           (120,492)         1,007,714
------------------------------------------------------------------------------------------------------------------------------

   6,105,835          9,928,887            365,256            500,926             13,113          4,179,627          8,698,622
          --            257,499                 --                 --                 --                 --             11,790
      63,932             98,240                 58                129                 62              9,531             12,681
  (5,598,377)        (8,454,911)          (219,627)          (238,776)           (11,608)        (3,997,602)        (7,817,288)
------------------------------------------------------------------------------------------------------------------------------

     571,390          1,829,715            145,687            262,279              1,567            191,556            905,805
------------------------------------------------------------------------------------------------------------------------------

   1,160,440          5,431,572            191,678            510,864             (1,437)            (2,841)         2,015,254
------------------------------------------------------------------------------------------------------------------------------
   1,160,432          5,431,738            191,697            510,878             (1,439)            (2,778)         2,015,278

   9,380,954          3,949,216            550,244             39,366             40,805          5,760,290          3,745,012
==============================================================================================================================
$ 10,541,386       $  9,380,954       $    741,941       $    550,244       $     39,366       $  5,757,512       $  5,760,290
==============================================================================================================================


                         35        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS
             FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED


                            NET ASSET                     DIVIDENDS    NET ASSET
                                VALUE            NET       FROM NET        VALUE
                            BEGINNING     INVESTMENT     INVESTMENT       END OF
                            OF PERIOD         INCOME         INCOME       PERIOD
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
Class-A
 1999* (unaudited)          $  1.00       $  0.021       $ (0.021)     $  1.00
 1998(1)                       1.00          0.021         (0.021)        1.00
Class-D
 1999*                      $  1.00       $  0.022       $ (0.022)     $  1.00
 1998                          1.00          0.050         (0.050)        1.00
 1997                          1.00          0.049         (0.049)        1.00
 1996                          1.00          0.050         (0.050)        1.00
 1995(2)                       1.00          0.038         (0.038)        1.00
Class-Y
 1999* (unaudited)          $  1.00       $  0.023       $ (0.023)     $  1.00
 1998                          1.00          0.052         (0.052)        1.00
 1997                          1.00          0.051         (0.051)        1.00
 1996                          1.00          0.051         (0.051)        1.00
 1995                          1.00          0.054         (0.054)        1.00
 1994                          1.00          0.034         (0.034)        1.00

PRIME OBLIGATIONS FUND
Class-A
 1999* (unaudited)          $  1.00       $  0.023       $ (0.023)     $  1.00
 1998                          1.00          0.050         (0.050)        1.00
 1997                          1.00          0.049         (0.049)        1.00
 1996                          1.00          0.050         (0.050)        1.00
 1995(2)                       1.00          0.038         (0.038)        1.00
Class-B
 1999* (unaudited)          $  1.00       $  0.019       $ (0.019)     $  1.00
 1998                          1.00          0.042         (0.042)        1.00
 1997                          1.00          0.042         (0.042)        1.00
 1996                          1.00          0.042         (0.042)        1.00
 1995(3)                       1.00          0.032         (0.032)        1.00
Class-C
 1999(5)                    $  1.00       $  0.006       $ (0.006)     $  1.00
Class-D
 1999* (unaudited)          $  1.00       $  0.024       $ (0.024)     $  1.00
 1998                          1.00          0.051         (0.051)        1.00
 1997                          1.00          0.050         (0.050)        1.00
 1996                          1.00          0.051         (0.051)        1.00
 1995(4)                       1.00          0.038         (0.038)        1.00
Class-Y
 1999* (unaudited)          $  1.00       $  0.024       $ (0.024)     $  1.00
 1998                          1.00          0.053         (0.053)        1.00
 1997                          1.00          0.052         (0.052)        1.00
 1996                          1.00          0.052         (0.052)        1.00
 1995                          1.00          0.055         (0.055)        1.00
 1994                          1.00          0.035         (0.035)        1.00
--------------------------------------------------------------------------------
+  Returns are for the period indicated and have not been annualized.
*  For the period ended March 31, 1999. All ratios have been annualized.
(1)Commenced operations on April 29, 1998. All ratios for the period have been annualized.
(2)Commenced operations on January 21, 1995. All ratios for the period have been annualized.
(3)Commenced operations on January 23, 1995. All ratios for the period have been annualized.
(4)Commenced operations on January 24, 1995. All ratios for the period have been annualized.
(5)For the period ended March 31, 1999. Commenced operations on February 1, 1999. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.


                         36        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                     RATIO OF
                                                  RATIO OF NET    EXPENSES TO
                                     RATIO OF       INVESTMENT        AVERAGE
                   NET ASSETS     EXPENSES TO        INCOME TO     NET ASSETS
       TOTAL           END OF         AVERAGE          AVERAGE     (EXCLUDING
      RETURN     PERIOD (000)      NET ASSETS       NET ASSETS       WAIVERS)
-----------------------------------------------------------------------------


     2.15%+      $  454,770          0.75%            4.27%           0.82%
     2.10+          325,024          0.70             4.93            0.76

     2.23%+      $  336,998          0.60%            4.43%           0.67%
     5.15           384,143          0.60             5.03            0.67
     5.04           337,199          0.60             4.92            0.67
     5.08           269,382          0.60             4.96            0.69
     3.85+          198,859          0.60             5.45            0.70

     2.30%+      $1,014,956          0.45%            4.57%           0.52%
     5.30         1,000,043          0.45             5.18            0.52
     5.20           946,196          0.45             5.07            0.52
     5.24           777,594          0.45             5.10            0.54
     5.55           551,286          0.45             5.44            0.60
     3.48           455,869          0.45             3.61            0.61



     2.28%+      $4,210,888          0.78%            4.52%           0.84%
     5.15         3,699,197          0.70             5.00            0.79
     5.06           218,261          0.70             4.95            0.77
     5.08           135,146          0.70             4.94            0.79
     3.84+           96,083          0.70             5.43            0.82

     1.94%+      $    4,154          1.45%            3.85%           1.51%
     4.37             2,397          1.45             4.29            1.53
     4.27             2,018          1.45             4.17            1.52
     4.29             1,763          1.45             4.15            1.54
     3.28+               14          1.45             4.70            1.57

     0.59%+      $      129          1.45%            3.64%           1.51%

     2.37%+      $  309,306          0.60%            4.68%           0.66%
     5.26           233,675          0.60             5.13            0.68
     5.16           113,064          0.60             5.02            0.67
     5.18           109,213          0.60             4.98            0.69
     3.86+            9,735          0.60             5.51            0.72

     2.45%+      $6,016,909          0.45%            4.85%           0.51%
     5.42         5,445,685          0.45             5.28            0.53
     5.32         3,615,873          0.45             5.19            0.52
     5.34         3,166,213          0.45             5.20            0.54
     5.64         2,911,055          0.45             5.53            0.60
     3.56         1,307,347          0.45             3.58            0.60
-----------------------------------------------------------------------------


                         37        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS
             FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED


                            NET ASSET                     DIVIDENDS    NET ASSET
                                VALUE            NET       FROM NET        VALUE
                            BEGINNING     INVESTMENT     INVESTMENT       END OF
                            OF PERIOD         INCOME         INCOME       PERIOD
--------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND(A)
Class-A
 1999* (unaudited)          $  1.00       $  0.012       $ (0.012)     $  1.00
 1998(1)                       1.00          0.024         (0.024)        1.00
 1997(2)                       1.00          0.010         (0.010)        1.00
 1997(3)                       1.00          0.027         (0.027)        1.00
 1996(3)                       1.00          0.028         (0.028)        1.00
 1995(3)(4)                    1.00          0.017         (0.017)        1.00
Class-D
 1999* (unaudited)          $  1.00       $  0.013       $ (0.013)     $  1.00
 1998(1)                       1.00          0.025         (0.025)        1.00
 1997(5)                       1.00          0.000         (0.000)        1.00
Class-Y
 1999* (unaudited)          $  1.00       $  0.014       $ (0.014)     $  1.00
 1998(1)                       1.00          0.026         (0.026)        1.00
 1997(2)                       1.00          0.011         (0.011)        1.00
 1997(3)                       1.00          0.031         (0.031)        1.00
 1996(3)                       1.00          0.032         (0.032)        1.00
 1995(3)(4)                    1.00          0.019         (0.019)        1.00

TREASURY OBLIGATIONS FUND
Class-A
 1999* (unaudited)          $  1.00       $  0.021       $ (0.021)     $  1.00
 1998(6)                       1.00          0.045         (0.045)        1.00
Class-D
 1999*                      $  1.00       $  0.022       $ (0.022)     $  1.00
 1998                          1.00          0.050         (0.050)        1.00
 1997                          1.00          0.049         (0.049)        1.00
 1996                          1.00          0.049         (0.049)        1.00
 1995                          1.00          0.051         (0.051)        1.00
 1994(8)                       1.00          0.031         (0.031)        1.00
Class-Y
 1999* (unaudited)          $  1.00       $  0.023       $ (0.023)     $  1.00
 1998                          1.00          0.051         (0.051)        1.00
 1997                          1.00          0.050         (0.050)        1.00
 1996                          1.00          0.050         (0.050)        1.00
 1995(7)                       1.00          0.038         (0.038)        1.00
--------------------------------------------------------------------------------
+  Returns are for the period indicated and have not been annualized.
*  For the period ended March 31, 1999. All ratios have been annualized.
(A)The financial highlights for Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Qualivest Tax-Free Money Market Fund class-A and class-Y shares. The assets of Qualivest Tax Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, (i) class-A shares of the Qualivest Tax-Free Money Market Fund were exchanged for class-A shares of Tax Free Obligations Fund; and (ii) Qualivest class-Y and class-Q shares were exchanged for class-Y shares of Tax Free Obligations Fund.
(1)For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized. The First American Board of Directors approved a change in the funds' fiscal year end from November 30 to September 30, effective September 30, 1998.
(2)For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized. The First American Board of Directors approved a change to the funds' fiscal year end from July 31 to November 30, effective November 30, 1997.
(3)For the period ended July 31.
(4)Commenced operations January 9, 1995. All ratios for the period have been annualized.
(5)Commenced operations November 26, 1997. All ratios for the period have been annualized. For the period ended November 30.
(6)Commenced operations on November 3, 1997. All ratios for the period have been annualized.
(7)Commenced operations on January 24, 1995. All ratios for the period have been annualized.
(8)Commenced operations on October 4, 1993. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.


                         38        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                     RATIO OF
                                                  RATIO OF NET    EXPENSES TO
                                     RATIO OF       INVESTMENT        AVERAGE
                   NET ASSETS     EXPENSES TO        INCOME TO     NET ASSETS
       TOTAL           END OF         AVERAGE          AVERAGE     (EXCLUDING
      RETURN     PERIOD (000)      NET ASSETS       NET ASSETS       WAIVERS)
-----------------------------------------------------------------------------


     1.22%+      $  293,552          0.73%            2.43%           0.81%
     2.45+          247,154          0.70             2.84            0.83
     0.96+           28,662          0.89             2.83            1.23
     2.76            31,668          0.88             2.73            1.23
     2.81            30,143          0.89             2.78            1.25
     1.66+           33,569          1.00             2.98            1.36

     1.29%+      $   29,710          0.60%            2.58%           0.68%
     2.51+           30,095          0.60             3.02            0.73
     0.04+                1          0.60             3.20            9.07

     1.37%+      $  418,679          0.45%            2.69%           0.53%
     2.67+          272,995          0.45             3.13            0.58
     1.08+           10,703          0.64             3.09            0.97
     3.17             9,137          0.48             3.13            0.83
     3.22             3,895          0.41             2.92            0.79
     1.88+            1,264          0.59             3.38            0.94



     2.12%+      $   27,856          0.70%            4.28%           0.76%
     4.54+          101,749          0.70             4.88            0.76

     2.17%+      $3,734,480          0.60%            4.32%           0.66%
     5.10         3,854,933          0.60             4.98            0.66
     4.98         2,847,215          0.60             4.88            0.68
     5.00         1,616,130          0.60             4.86            0.70
     5.22         1,038,818          0.60             5.13            0.70
     3.12+          746,090          0.58             3.19            0.68

     2.25%+      $1,995,176          0.45%            4.47%           0.51%
     5.26         1,803,608          0.45             5.13            0.51
     5.14           897,797          0.45             5.03            0.53
     5.15           317,392          0.45             5.00            0.55
     3.83+          117,171          0.45             5.50            0.55
-----------------------------------------------------------------------------


                         39        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)

1     ORGANIZATION

The First American Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (collectively, the "Funds") are funds offered by First American Funds, Inc. ("FAF"). FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the Board of Directors to create additional funds in the future.

FAF offers class-A, class-B, class-C, class-D and class-Y shares. Class-B of the Prime Obligations Fund are only available pursuant to an exchange for class-B shares of another fund in the First American Family of Funds. Class-A shares are not subject to sales charges. Class-B shares may be subject to a contingent deferred sales charge for six years and automatically convert to class-A shares after eight years. Class-C shares may be subject to a contingent deferred sales charge for 18 months. Class-D and class-Y shares are offered only to qualifying institutional investors. Class-B and class-C shares are not offered by the Government Obligations Fund, Tax Free Obligations Fund, or Treasury Obligations Fund.

The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. All classes of shares in FAF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2     SUMMARY OF SIGNIFICANT
      ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION - Investment securities held are stated at amortized cost, which approximates market value. Under


                         40        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS
the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature.

REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation or registered broker dealers whom the Advisor deems creditworthy under guidelines


                         41        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)

approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked to market daily until the securities are returned.

HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Tax Free Obligations Fund prior to November 25, 1997, is that of the former Qualivest Tax Free Money Market Fund. The historical financial information of the Qualivest Fund was carried over to the newly formed FAF Fund.


                         42        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3     FEES AND EXPENSES

ADVISORY FEES - Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Advisor) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each of the Funds is equal to an annual rate of
 .40% of the average daily net assets.

ADMINISTRATION FEES - SEI Investments Management Corporation (SIMC) provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of .07% of each Fund's average daily net assets. To the extent that the aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAF Fund is reduced to .055% for its relative share of the excess net assets. Fees are computed daily and paid monthly.

SUB-ADMINISTRATION FEES - U.S. Bank National Association assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator monthly at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees for the six months ended March 31, 1999, were approximately .025% of average daily net assets. Under this agreement, SIMC paid U.S. Bank National Association


                         43        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)

$2,289,000 in aggregate for the six months ended March 31, 1999 for the Funds included in this report.

CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank National Association serves as the Funds' custodian. The fee for each fund is equal to an annual rate of .03% of average daily net assets.

DISTRIBUTION FEES - SEI Investments Distribution Co. (SIDCO) serves as distributor of the Funds. Under the distribution plan, each Fund pays SIDCO a monthly distribution fee at an annual rate of .25% of each Fund's average daily net assets of the class-A shares, 1.00% of the class-B and class-C shares, and
 .15% of the class-D shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by class-Y shares. Under the agreement, SIDCO paid affiliates of U.S. Bank National Association and its affiliates the following amounts, for the period ended March 31, 1999:

                 ---------------------------------------------
                 U.S. Bank National Association     $4,386,000
                 U.S. Bancorp Piper Jaffray          4,853,958
                 Var & Co.                                 638
                 ---------------------------------------------

TRANSFER AGENT FEES - DST Systems, Inc. provides transfer agency services for the Funds. Effective October 1, 1998, FAF has appointed U.S. Bank National Association as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to the class-A, class-B and class-C shares of the Funds held through accounts at U.S. Bank National Association and its affiliates. For the six months ended March 31, 1999, fees paid to U.S. Bank were as follows (000):


                 ---------------------------------------------
                 Government Obligations Fund        $      107
                 Prime Obligations Fund                  1,994
                 Tax Free Obligations Fund                  58
                 Treasury Obligations Fund                  --
                 ---------------------------------------------


                         44        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

For the six months ended March 31, 1999, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

SALES CHARGES - Class-B shares are subject to a Contingent Deferred Sales Charge
(CDSC), imposed on redemptions, made in class-B shares for the first six years, and automatically convert to class-A shares after eight years. The CDSC varies depending on the number of years from time of payment for the purchase of class-B shares until the redemption of such shares.

                                  CONTINGENT DEFERRED SALES CHARGE
                                         AS A PERCENTAGE OF DOLLAR
            YEAR SINCE PURCHASE           AMOUNT SUBJECT TO CHARGE
            ------------------------------------------------------
              First                             5.00%
              Second                            5.00%
              Third                             4.00%
              Fourth                            3.00%
              Fifth                             2.00%
              Sixth                             1.00%
              Seventh                           0.00%
              Eighth                            0.00%
            ------------------------------------------------------

A CDSC of 1.00% is imposed on redemptions made in class-C shares for the first 18 months.

The CDSC for class-B shares and class-C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.


                         45        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)

4     SECURITIES LENDING TRANSACTIONS

In order to generate additional income, certain Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 1999, the collateral held at March 31, 1999, with respect to such loans, and income generated during the six months ended March 31, 1999, from the program were as follows (000):

                                       MARKET VALUE OF      INCOME RECEIVED FROM
FUND                                 LOANED SECURITIES        SECURITIES LENDING
--------------------------------------------------------------------------------
Government Obligations                        $380,978                       $76
--------------------------------------------------------------------------------


                         MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                         -------------------------------------------------------
                         REPURCHASE     MONEY MARKET    FIXED INCOME
FUND                     AGREEMENTS      INSTRUMENTS      SECURITIES       TOTAL
--------------------------------------------------------------------------------
Government Obligations     $380,163           $1,611           $ --     $381,774
--------------------------------------------------------------------------------

U.S. Bank National Association acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, U.S. Bank National Association received $47,000 for the six months ended March 31, 1999.


                         46        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

5     CONCENTRATION OF CREDIT RISK

The Tax Free Obligations Fund invests in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 1999, the percentage of portfolio investments by each revenue source was as follows:

                                                      TAX FREE
                                                     OBLIGATIONS
                                                        FUND
               -------------------------------------------------
               Revenue Bonds:
                Education                                 5%
                Health Care Bonds                        22
                Transportation Bonds                      1
                Utility Bonds                            19
                Pollution Control Bonds                   3
                Public Facility Bonds                     4
                Housing Bonds                            14
                Other                                     6
               General Obligations                       21
               Anticipation Notes                         5
               -------------------------------------------------
                                                        100%
               -------------------------------------------------

The credit ratings of long-term debt as a percentage of total market value of investments at March 31, 1999, was as follows:

                                                      TAX FREE
                                                     OBLIGATIONS
               STANDARD & POOR'S/MOODY'S RATINGS:       FUND
               -------------------------------------------------
               AAA/Aaa                                   36%
               AA/Aa                                     34
               A/A                                       23
               NR                                         7
               -------------------------------------------------
                                                        100%
               -------------------------------------------------

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.


                         47        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)

6     COMMON TRUST FUND CONVERSIONS

On August 8, 1997, certain Common Trust Funds of the Advisor and its affiliates were converted into FAF. The Funds involved in the conversion are as follows:

COMMON TRUST FUND                                     FAF FUND
--------------------------------------------------------------------------------
US Bancorp Daily Intermediate Trust                   Prime Obligations Fund
US Bancorp Daily Intermediate Trust Treasury          Treasury Obligations Fund
--------------------------------------------------------------------------------

The assets, which consisted of securities and related receivables, were converted on a tax-free basis. The number of shares issued for each Fund and the net assets of each Fund (including net unrealized gains and losses) immediately before the conversion were as follows:

                                                                  NET UNREALIZED
COMMON TRUST FUND                                  ASSETS            GAIN/(LOSS)
--------------------------------------------------------------------------------
US Bancorp Daily Intermediate Trust          $140,497,316                   $ --
US Bancorp Daily Intermediate Trust
  Treasury                                      6,884,236                     --
--------------------------------------------------------------------------------

FAF FUND                                       NET ASSETS          SHARES ISSUED
--------------------------------------------------------------------------------
Prime Obligations Fund                     $3,851,371,412            140,497,316
Treasury Obligations Fund                   3,574,473,062              6,884,236
--------------------------------------------------------------------------------

The value and number of shares issued in exchange for each Common Trust Fund's assets and shares outstanding in the tax-free conversions are included in the capital share transactions of class-Y in the Statement of Changes in Net Assets for each respective Fund.


                         48        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

7     MERGERS

On November 21, 1997, (November 25, 1997 for Tax Free Obligations Fund) the following reorganization of certain Qualivest Funds into certain FAF Funds took place pursuant to a Plan of Reorganization approved by the Qualivest shareholders on October 31, 1997:

QUALIVEST ACQUIRED FUND                               FAF ACQUIRING FUND
--------------------------------------------------------------------------------
Money Market Fund                                     Prime Obligations Fund
U.S. Treasury Money Market Fund                       Treasury Obligations Fund
Tax Free Money Market Fund                            Tax Free Obligations Fund
--------------------------------------------------------------------------------

Under the Agreement and Plan of Reorganization, Qualivest class-A and class-C shares were exchanged for FAF class-A shares and Qualivest class-Q and class-Y shares were exchanged for FAF class-Y shares.

Net assets prior to reorganization and shares issued by the corresponding FAF funds were as follows:

FAF ACQUIRING FUND                             NET ASSETS          SHARES ISSUED
--------------------------------------------------------------------------------
Prime Obligations Fund                     $4,178,199,365            483,699,838
Treasury Obligations Fund                   3,798,925,742             98,413,424
Tax Free Obligations Fund                              --             38,183,594
--------------------------------------------------------------------------------

The shares redeemed by the corresponding Qualivest Funds were as follows:

QUALIVEST ACQUIRED FUND                                          SHARES REDEEMED
--------------------------------------------------------------------------------
Money Market Fund                                                    483,699,838
U.S. Treasury Money Market Fund                                       98,413,424
Tax Free Money Market Fund                                            38,183,594
--------------------------------------------------------------------------------


                         49        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)

Included in the net assets from the Qualivest Funds were the following components:

                                  DISTRIBUTIONS IN EXCESS OF   ACCUMULATED NET            NET
QUALIVEST ACQUIRED FUND                NET INVESTMENT INCOME     REALIZED GAIN         ASSETS
---------------------------------------------------------------------------------------------
Money Market Fund                                  $ (5,261)              $191   $483,699,838
U.S. Treasury Money Market Fund                      (3,183)                --     98,413,424
Tax Free Money Market Fund                               --                470     38,183,594
---------------------------------------------------------------------------------------------

8     SIGNIFICANT EVENTS

On May 1, 1998, U.S. Bancorp acquired Piper Jaffray Companies, Inc. As a result of this acquisition, all shares of the Piper Money Market Funds were redeemed, the Funds discontinued operations, and the sweep vehicles used by Piper Jaffray Inc. in its brokerage accounts were changed to corresponding FAF Funds.

In connection with this acquisition, the Prime Obligations Fund purchased the assets of the Piper Institutional Money Market Fund through a purchase in kind transaction on June 29, 1998. The assets received totaled approximately $372,875,000, which represented a 5.6% increase to the total net assets of the Fund.

On July 20, 1998, the Prime Obligations Fund, Government Obligations Fund, and Tax Free Obligations Fund purchased the assets of the Piper Money Market Fund, Piper U.S. Government Money Market Fund, and Piper Tax-Exempt Money Market Fund, respectively, through a purchase in kind transaction. The assets purchased by Prime Obligations Fund totaled approximately $2,890,315,000, which represented a 44.7% increase to its total net assets of that Fund. The assets purchased by the Government Obligations Fund totaled approximately $332,369,000, which represented a 24.7% increase to its total net assets. The assets purchased by the Tax Free Obligations Fund totaled approximately $223,954,000, which represented a 65.1% increase to its total net assets.


                         50        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTICE TO
SHAREHOLDERS  MARCH 31, 1999

ON SEPTEMBER 9, 1998, THE FUNDS' BOARD OF DIRECTORS, UPON THE RECOMMENDATION OF THE AUDIT COMMITTEE, APPOINTED ERNST & YOUNG LLP THE INDEPENDENT ACCOUNTANTS FOR THE FUNDS' FISCAL YEAR ENDING SEPTEMBER 30, 1999, AND DISMISSED KPMG PEAT MARWICK LLP ("KPMG"). KPMG'S REPORTS ON THE FUNDS' FINANCIAL STATEMENTS FOR THE PAST TWO YEARS HAVE NOT CONTAINED AN ADVERSE OPINION OR A DISCLAIMER OF OPINION AND HAVE NOT BEEN QUALIFIED AS TO UNCERTAINTY, AUDIT SCOPE, OR ACCOUNTING PRINCIPLES. IN ADDITION, THERE HAVE NOT BEEN ANY DISAGREEMENTS WITH KPMG DURING THE FUNDS' TWO MOST RECENT FISCAL YEARS ON ANY MATTER OF ACCOUNTING PRINCIPLES OR PRACTICES, FINANCIAL STATEMENT DISCLOSURE, OR AUDITING SCOPE OR PROCEDURE WHICH, IF NOT RESOLVED TO THE SATISFACTION OF KPMG, WOULD HAVE CAUSED IT TO MAKE A REFERENCE TO THE SUBJECT MATTER OF THE DISAGREEMENT IN THE CONNECTION WITH ITS REPORTS.


                         51        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                  THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.


                         52        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

  FIRST AMERICAN FUNDS, INC.
  1 Freedom Valley Drive
  Oaks, Pennsylvania 19456


INVESTMENT ADVISOR                  BOARD OF DIRECTORS
  FIRST AMERICAN ASSET                MR. DAVID BENNETT
  MANAGEMENT, A DIVISION OF           Director of the First American Funds, Inc.
  U.S. BANK NATIONAL ASSOCIATION      Of counsel with Gray, Plant, Mooty,
  601 Second Avenue South               Mooty and Bennett,
  Minneapolis, Minnesota 55402        Owner of three privately-held businesses

CUSTODIAN                             MR. ROBERT DAYTON
  U.S. BANK NATIONAL ASSOCIATION      Director of the First American Funds, Inc.
  180 East Fifth Street               Chief Executive Officer of
  St. Paul, Minnesota 55101              Okabena Company

ADMINISTRATOR                         MR. ROGER GIBSON
  SEI INVESTMENTS MANAGEMENT          Director of the First American Funds, Inc.
  CORPORATION                         Vice President of North America-Mountain
  1 Freedom Valley Drive              Region for United Airlines
  Oaks, Pennsylvania 19456
                                      MR. ANDREW HUNTER III
TRANSFER AGENT                        Director of the First American Funds, Inc.
  DST SYSTEMS, INC.                   Chairman of Hunter Keith Industries
  330 West Ninth Street
  Kansas City, Missouri 64105         MR. LEONARD KEDROWSKI
                                      Director of the First American Funds, Inc.
DISTRIBUTOR                           Owner and President of Executive
  SEI INVESTMENTS DISTRIBUTION CO.      Management Consulting, Inc.
  1 Freedom Valley Drive
  Oaks, Pennsylvania 19456            MR. ROBERT SPIES
                                      Director of the First American Funds, Inc.
INDEPENDENT AUDITORS                  Retired Vice President, U.S. Bank
  ERNST & YOUNG LLP                     National Association
  1400 Pillsbury Center
  200 South Sixth Street              MR. JOSEPH STRAUSS
  Minneapolis, Minnesota 55402        Director of the First American Funds, Inc.
                                      Former Chairman of First
COUNSEL                                 American Funds,
  DORSEY & WHITNEY LLP                Owner and President of Strauss
  220 South Sixth Street                Management Company
  Minneapolis, Minnesota 55402
                                      MS. VIRGINIA STRINGER
                                      Chairman of the First American Funds, Inc.
                                      Owner and President of Strategic
                                        Management Resources, Inc.

                                                                ----------------
[LOGO] FIRST AMERICAN                                               Bulk Rate
          THE POWER OF DISCIPLINED INVESTING(R)                   U.S. Postage
                                                                      PAID
FIRST AMERICAN FUNDS                                                Mpls., MN
601 Second Avenue South                                         Permit No. 26388
Minneapolis, MN  55402-3804                                     ----------------

5/1999    199-99



This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the funds included. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involves investment risk including loss of principal amount invested.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.